Intangibles	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangibles	INTANGIBLES

As at	March 31, 2022				March 31, 2021
	Customer relationships	Software	Non-compete agreements	Total	Customer relationships	Software	Non-compete agreements	Total
	$	$	$	$	$	$	$	$
Cost	67,720	4,334	6,902	78,956	73,722	4,377	7,530	85,629
Additions, purchased	—	22	—	22	—	7	—	7
Additions through business acquisition (note 3)	78,804	296	—	79,100	—	—	—	—
Additions, internally generated	—	1,339	—	1,339	—	159	—	159
Disposals / retirements	—	(999)	—	(999)	(2,933)	(29)	(237)	(3,199)
Foreign currency translation adjustment	(558)	(3)	(16)	(577)	(3,069)	(180)	(391)	(3,640)
Subtotal	145,966	4,989	6,886	157,841	67,720	4,334	6,902	78,956
Accumulated amortization	38,033	2,471	1,862	42,366	31,970	1,242	613	33,825
Amortization	11,925	1,007	1,353	14,285	8,996	1,258	1,485	11,739
Disposals / retirements	—	(737)	—	(737)	(2,933)	(29)	(236)	(3,198)
Subtotal	49,958	2,741	3,215	55,914	38,033	2,471	1,862	42,366
Net carrying amount	96,008	2,248	3,671	101,927	29,687	1,863	5,040	36,590